EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
               Supplement to Statements of Additional Information
                              Dated August 1, 2004

                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                Supplement to Statement of Additional Information
                             Dated September 1, 2004

                  EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                Supplement to Statement of Additional Information
                             dated November 1, 2004

                       EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                Supplement to Statement of Additional Information
                             Dated December 1, 2004

                       EATON VANCE DIVERSIFIED INCOME FUND
                Supplement to Statement of Additional Information
                             Dated December 6, 2004

                         EATON VANCE FLOATING-RATE FUND
                  EATON VANCE FLOATING-RATE & HIGH INCOME FUND
               Supplement to Statements of Additional Information
                               DATED MARCH 1, 2005

                 EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
               EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND
                         EATON VANCE PRIME RATE RESERVES
                      EV CLASSIC SENIOR FLOATING-RATE FUND
               Supplement to Statements of Additional Information
                               Dated April 1, 2005

                           (collectively, "the Funds")

Effective April 29, 2005, Benjamin C. Esty and Ralph F. Verni were elected noninterested Trustees. The following amends the biographical information in the Trustees' table under "Management and Organization".

                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                                                                   FUND COMPLEX       OTHER
                         POSITION(S) WITH       TERM OF OFFICE AND   PRINCIPAL OCCUPATIONS(S)       OVERSEEN BY   DIRECTORSHIPS
NAME AND DATE OF BIRTH      THE TRUST           LENGTH OF SERVICE     DURING PAST FIVE YEARS        TRUSTEE(1)        HELD
----------------------   -----------------      ------------------   ------------------------      -------------  -------------
NONINTERESTED TRUSTEES
  BENJAMIN C. ESTY       Trustee                Since 2005            Professor, Harvard University    135        None
  1/2/63                                                              Graduate School of Business
                                                                      Administration (since 2003).
                                                                      Formerly, Associate Professor,
                                                                      Harvard University Graduate
                                                                      School of Business
                                                                      Administration (2000-2003).

  RALPH F. VERNI         Trustee                Since 2005            Consultant and private           135       Director of W.P.
  1/26/43                                                             investor (since 2000). Formerly            Carey & Company LLC
                                                                      President and Chief Executive              (manager of real
                                                                      Officer, Redwood Investment                estate investment
                                                                      Systems, Inc. (software                    trusts)
                                                                      developer (2000).  Formerly,
                                                                      President and Chief Executive
                                                                      Officer, State Street Research
                                                                      & Management (investment
                                                                      adviser), SSRM Holdings (parent
                                                                      of State Street Research &
                                                                      Management), and SSR Realty
                                                                      (institutional realty manager)
                                                                      (1992-2000).

(1)  Includes both master and feeder funds in a master-feeder structure.

In connection with the appointment of new Trustees, the members of the Audit Committee and Special Committee have changed. The new Committee members are as follows:

AUDIT COMMITTEE: Messrs. Reamer (Chair), Hayes, Park, Verni and Ms. Stout.

SPECIAL COMMITTEE: Messrs. Hayes (Chair), Esty, Park, Pearlman, Reamer and Ms. Stout.




May 2, 2005


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